Employee Benefits - Narrative (Detail) Employee in Thousands, $ in Millions						3 Months Ended	12 Months Ended
	Aug. 15, 2018 Employee	Aug. 31, 2016 USD ($) plan	May 31, 2016 USD ($) plan	Apr. 01, 2016 USD ($) plan	Mar. 31, 2016 USD ($) plan	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) plan	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans							$ 19,600	$ 21,500
Collective bargaining arrangement, term	4 years
Collective bargaining arrangement, number of employees covered | Employee	34
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes									$ 2,900
Change in defined benefit and postretirement plans, due to change in prior service credit, tax									1,800
Defined benefit plan, reclassification adjustment from AOCI							$ 700	$ 700	$ 400
Discount Rate						4.20%	4.40%	3.70%	4.20%	4.60%
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)							10 years
Number of allocated shares of common stock in ESOP (in shares) | shares							51,000,000
Number of unallocated shares of common stock in ESOP (in shares) | shares							0
Total savings plan cost							$ 1,100	$ 800	$ 700
Severance, pension and benefit (credits) charges							(2,100)	1,400	2,900
Pension and benefit credits (charges)						$ 1,900	2,300	(900)	(2,500)
Severance costs							2,157	497	421
Lower negotiated prescription drug pricing									500
Decrease in Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)							2,600	(2,600)	(2,100)
Other Assumption Adjustments
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)							(1,700)	300	(300)
Healthcare Claims and Trend Adjustments
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)							1,600
Difference Between Estimated Return on Assets and Actual Return On Assets
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)							$ (1,900)	$ 1,200	$ (200)
Expected return on plan assets							7.00%	7.00%	7.00%
Actual return on assets							(2.70%)	14.00%	6.00%
Effect Of Participants Retiring
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)							$ (200)
Use of Updated Actuarial Tables
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)								$ 200	$ 500
Updated Health Care Trend Cost Assumptions
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)									(900)
Contractual Healthcare Caps and Bargain
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)			$ (2,700)	$ (800)
Number of defined benefit pension plans | plan			2	3
Number of other postretirement benefit plans | plan				1
Minimum
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit obligations							300
Selling, general and administrative expense | Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain									500
Curtailment gain, net of tax									$ 300
2018 Voluntary Separation Program
Defined Benefit Plan Disclosure [Line Items]
Severance costs							1,800
Severance costs, after-tax							1,400
Other Existing Separation Program
Defined Benefit Plan Disclosure [Line Items]
Severance costs							$ 300
Return Seeking Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets							52.50%
Liability Hedging Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets							45.50%
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets							2.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) of benefit plan obligations for plan amendment							$ 230	$ 0
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes							(200)
Change in defined benefit and postretirement plans, due to change in prior service credit, tax							200
Defined benefit plan, reclassification adjustment from AOCI, amortization period									12 years 2 months
Expected amortization of prior service cost next fiscal year							$ 100
Discount Rate							4.40%	3.70%
Pension and other postretirement benefit obligations						21,112	$ 19,567	$ 21,531	$ 21,112
Defined benefit plan contributions by employer							1,066	4,141
Pension and benefit credits (charges)							$ 1,418	$ (1,377)
Expected return on plan assets							7.00%	7.70%	7.00%
Pension | Lump-sum Settlements
Defined Benefit Plan Disclosure [Line Items]
Pension and benefit credits (charges)		$ (600)	$ (100)		$ (200)
Number of defined benefit pension plans | plan		5	3		1
Pension | Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan									3
Pension | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer							$ 1,000
Defined benefit plan contributions by employer in next fiscal year							300
Pension | Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer in next fiscal year							100
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) of benefit plan obligations for plan amendment							(8)	$ (545)
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes								300
Change in defined benefit and postretirement plans, due to change in prior service credit, tax								$ 200
Defined benefit plan, reclassification adjustment from AOCI, amortization period									7 years 9 months
Expected amortization of prior service cost next fiscal year							$ 1,000
Discount Rate							4.30%	3.60%
Pension and other postretirement benefit obligations						$ 19,650	$ 16,364	$ 19,460	$ 19,650
Defined benefit plan contributions by employer							1,183	702
Defined benefit plan discretionary contributions by employer							700
Defined benefit plan contributions by employer in next fiscal year							500
Pension and benefit credits (charges)							$ 2,729	$ (627)
Expected return on plan assets							4.80%	4.50%	4.80%
Health Care and Life | Contractual Healthcare Caps and Bargain
Defined Benefit Plan Disclosure [Line Items]
Number of other postretirement benefit plans | plan			3
Health Care and Life | Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan									1